Summary of Significant Accounting Policies and Practices - Schedule of Fair Value Assets and Liabilities Gain Loss (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Acquired Loss [Member]
Schedule of Fair Value Assets and Liabilities Gain Loss [Line Items]
Total Purchase Price	$ 9,660
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,462
Inventories	8
Prepaid expenses and other current assets	110
Intangible assets	2,969
Other assets	2,682
Total Assets	53,419
Liabilities
Accounts payable and accrued liabilities	(49,438)
Total Liabilities	(49,438)
Net Assets Acquired	3,981
Loss on Acquisition	5,679
Acquired Gain [Member]
Assets
Total Assets	53,654
Net Assets Disposed	3,437
Income from disposal of discontinued operations	63
Liabilities
Total Liabilities	(50,217)
Total Selling Price	3,500
Disposed Gain [Member]
Assets
Total Assets	110,201
Net Assets Disposed	16,189
Income from disposal of discontinued operations	811
Liabilities
Total Liabilities	(94,012)
Total Selling Price	17,000
Disposed Loss [Member]
Schedule of Fair Value Assets and Liabilities Gain Loss [Line Items]
Total Purchase Price	17,000
Assets
Cash and cash equivalents	4,942
Accounts receivable	2,509
Inventories	16,424
Prepaid expenses and other current assets	82,660
Fixed assets	3,059
Long term investment	607
Total Assets	110,201
Liabilities
Accounts payable and accrued liabilities	(94,644)
Tax recovery	972
Leasing liabilities	(1,774)
Total Liabilities	(95,446)
Accumulated Other Comprehensive Income	1,434
Net Assets Sold:	16,189
Gain on disposal	$ 811